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                                UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2007
                                               ---------------------

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this Report:

Name:      MacNealy Hoover Investment Management, Inc.
         --------------------------------------------------
Address:   200 Market Ave., N., Suite 200
         --------------------------------------------------
           Canton, Ohio 44702
         --------------------------------------------------

         --------------------------------------------------

Form 13F File Number:    028-
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Harry C.C. MacNealy
         --------------------------------------------------

Title:     CEO & CCO
         --------------------------------------------------

Phone:     330 454-1010
         --------------------------------------------------

Signature, Place, and Date of Signing:


---------------------     -------------------------        ----------------
     [Signature]                [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number             Name

      28-
         -------------                 -------------------------------
      [Repeat as necessary.]


                            Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           -0-
                                           ------------

Form 13F Information Table Entry Total:      77
                                           ------------

Form 13F Information Table Value Total:      $88,119
                                           ------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.        Form 13F File Number        Name

                 28-
      ----          ------------             -------------------------

      [Repeat as necessary.]


                                                 FORM 13F INFORMATION TABLE

                                                       Current                                                  Voting
                                                        Value     Quantity            Investment    Other     Authority
        Description          Asset Class     CUSIP      (000)      SH/PRN     SH/PRN  Discretion  Managers  SOLE   Shared     None
        ------------         -----------     -----     -------  ------------  ------  ----------  --------  ----   ------     ----
1/100 Berkshire Htwy cl A   CL A            084670108   $2,974         2,000    SH       SOLE                       2,100
1/100 Berkshire Htwy cl A   CL A            084670108                    100    SH       NON
3M Company                  COM             88579Y101     $643         7,625    SH       SOLE                       7,625
Abbott Laboratories         COM             002824100   $1,378        24,150    SH       SOLE                      24,550
Abbott Laboratories         COM             002824100                    400    SH       NON
Altria Group Inc.           COM             02209S103     $427         5,648    SH       SOLE                       5,648
Amer Electric Pwr Co Inc    COM             025537101     $369         7,735    SH       SOLE                       7,735
Amer Electric Pwr Co Inc    COM             025537101                                                                            200
Amer Electric Pwr Co Inc    COM             025537101                    200    SH       NON
American Express Company    COM             025816109     $312         6,000    SH       SOLE                       6,000
Amgen Incorporated          COM             031162100     $201         4,325    SH       SOLE                       4,325
Apple Computer Inc          COM             037833100     $555         2,800    SH       SOLE                       2,800
AT&T Inc.                   COM             00206R102     $656        15,774    SH       SOLE                      15,774
Auto Data Processing        COM             053015103   $1,093        24,100    SH       SOLE                      24,550
Auto Data Processing        COM             053015103                    450    SH       NON
Bank of America Corp.       COM             060505104   $1,686        40,435    SH       SOLE                      40,860
Bank of America Corp.       COM             060505104                    425    SH       NON
BB&T Corporation            COM             054937107     $684        21,650    SH       SOLE                      22,300
BB&T Corporation            COM             054937107                    650    SH       NON
Berkshire Hathaway Cl B     CL B            084670207     $677           143    SH       SOLE                         143
BP p.l.c. Adr               SPONSORED ADR   055622104     $311         4,245    SH       SOLE                       4,245
Bristol-Myers Squibb Co     COM             110122108     $488        18,247    SH       SOLE                      18,397
Bristol-Myers Squibb Co     COM             110122108                    150    SH       NON
Bucyrus Intl Inc            CL A            118759109     $348         3,500    SH       SOLE                       3,500
Camco Financial Corp        COM             132618109   $1,165       103,632    SH       SOLE                     105,458
Camco Financial Corp        COM             132618109                  1,826    SH       NON
Chevron Corporation         COM             166764100   $4,346        45,464    SH       SOLE                      46,364
Chevron Corporation         COM             166764100                                                                            200
Chevron Corporation         COM             166764100                  1,100    SH       NON
Cisco Systems Inc           COM             17275R102     $524        18,744    SH       SOLE                      19,344
Cisco Systems Inc           COM             17275R102                    600    SH       NON
Citigroup Inc               COM             172967101     $611        20,128    SH       SOLE                      20,761
Citigroup Inc               COM             172967101                    633    SH       NON
Coca Cola Company           COM             191216100   $1,640        26,075    SH       SOLE                      26,725
Coca Cola Company           COM             191216100                    650    SH       NON
ConocoPhillips              COM             20825C104   $2,486        27,703    SH       SOLE                      28,153
ConocoPhillips              COM             20825C104                    450    SH       NON
Deere & Co                  COM             244199105   $1,816        19,500    SH       SOLE                      19,500
Disney Walt Hldg Co         COM DISNEY      254687106     $805        24,240    SH       SOLE                      24,940
Disney Walt Hldg Co         COM DISNEY      254687106                    700    SH       NON
Dominion Resources Inc.     COM             25746U109     $399         8,400    SH       SOLE                       8,400
Dow Chemical Company        COM             260543103     $613        15,540    SH       SOLE                      15,540
Duke Energy Corporation     COM             26441C105     $204         9,502    SH       SOLE                      10,102
Duke Energy Corporation     COM             26441C105                    600    SH       NON
DuPont E I De Nemour&Co     COM             263534109   $1,078        24,450    SH       SOLE                      24,450
E M C Corp Mass             COM             268648102     $630        33,800    SH       SOLE                      34,000
E M C Corp Mass             COM             268648102                    200    SH       NON
Emerson Electric Co         COM             291011104   $1,422        24,600    SH       SOLE                      25,100
Emerson Electric Co         COM             291011104                    500    SH       NON
Exxon Mobil Corporation     COM             30231G102   $5,457        57,292    SH       SOLE                      58,242
Exxon Mobil Corporation     COM             30231G102                    950    SH       NON
F D X Corporation           COM             31428X106     $790         8,533    SH       SOLE                       8,858
F D X Corporation           COM             31428X106                    325    SH       NON
Fifth Third Bancorp         COM             316773100   $1,226        47,907    SH       SOLE                      48,797
Fifth Third Bancorp         COM             316773100                    890    SH       NON
First Citizens Banc New     COM NO PAR      319459202   $1,268        88,375    SH       SOLE                      89,875
First Citizens Banc New     COM NO PAR      319459202                                                                            300
First Citizens Banc New     COM NO PAR      319459202                  1,800    SH       NON
Firstmerit Corp             COM             337915102   $1,501     73,842.98    SH       SOLE                      74,843
Firstmerit Corp             COM             337915102                                                                            150
Firstmerit Corp             COM             337915102                  1,150    SH       NON
General Dynamics Corp       COM             369550108   $1,130        12,500    SH       SOLE                      12,700
General Dynamics Corp       COM             369550108                    200    SH       NON
General Electric Company    COM             369604103   $4,890       129,565    SH       SOLE                     131,815
General Electric Company    COM             369604103                                                                            100
General Electric Company    COM             369604103                  2,350    SH       NON
Heinz H J Co                COM             423074103   $1,494        31,700    SH       SOLE                      32,000
Heinz H J Co                COM             423074103                    300    SH       NON
Home Depot Inc              COM             437076102     $789        28,050    SH       SOLE                      29,300
Home Depot Inc              COM             437076102                  1,250    SH       NON
Huntington Bancshs Inc      COM             446150104   $2,143       142,994    SH       SOLE                     142,994
Huntington Bancshs Inc      COM             446150104                                                                          2,200
Huntington Bancshs Inc      COM             446150104                  2,200    SH       NON
Ingersoll-Rand Company      CL A            G4776G101   $1,073        23,080    SH       SOLE                      23,080
Intel Corp                  COM             458140100     $488        17,850    SH       SOLE                      18,300
Intel Corp                  COM             458140100                    450    SH       NON
Intl Business Machines      COM             459200101   $2,983     27,187.06    SH       SOLE                      27,297
Intl Business Machines      COM             459200101                                                                            300
Intl Business Machines      COM             459200101                 410.00    SH       NON
Ishares Russell 1000 Gro    RUSSELL1000GRW  464287614   $2,411        39,660    SH       SOLE                      10,160
Ishares Russell 1000 Gro    RUSSELL1000GRW  464287614                                                                         29,500
Ishares Russell Midcap      RUSSELL MIDCAP  464287499   $1,882        18,175    SH       SOLE                       1,925
Ishares Russell Midcap      RUSSELL MIDCAP  464287499                                                                         16,250
Ishares S&P Global Hlth Cr  S&P GBL HLTHCR  464287325     $292         5,010    SH       SOLE                       5,010
Ishares Tr Msci Eafe Fd     MSCI EAFE IDX   464287465   $2,337        29,525    SH       SOLE                      13,775
Ishares Tr Msci Eafe Fd     MSCI EAFE IDX   464287465                                                                         16,000
Ishares Tr Msci Eafe Fd     MSCI EAFE IDX   464287465                    250    SH       NON
Ishares Tr Russell 2000     RUSSELL 2000    464287655   $1,841        24,250    SH       SOLE                       3,150
Ishares Tr Russell 2000     RUSSELL 2000    464287655                                                                         21,100
J P Morgan Chase & Co. Inc  COM             46625H100     $481        11,023    SH       SOLE                      11,023
Johnson & Johnson           COM             478160104   $2,896        42,825    SH       SOLE                      43,425
Johnson & Johnson           COM             478160104                    600    SH       NON
Keycorp Inc New             COM             493267108     $424        15,440    SH       SOLE                      15,440
Keycorp Inc New             COM             493267108                                                                          2,650
Keycorp Inc New             COM             493267108                  2,650    SH       NON
Kimco Realty Corp           COM             49446R109     $218         6,000    SH       SOLE                       6,000
Lowes Companies Inc         COM             548661107     $406        17,550    SH       SOLE                      17,950
Lowes Companies Inc         COM             548661107                    400    SH       NON
Mc Donalds Corp             COM             580135101     $299      5,068.27    SH       SOLE                       5,068
Medtronic Inc               COM             585055106     $530        10,350    SH       SOLE                      10,550
Medtronic Inc               COM             585055106                    200    SH       NON
Merck & Co Inc              COM             589331107     $843        14,500    SH       SOLE                      14,500
Microsoft Corp              COM             594918104   $2,606        71,750    SH       SOLE                      73,200
Microsoft Corp              COM             594918104                  1,450    SH       NON
National City Corp          COM             635405103     $742        44,664    SH       SOLE                      45,064
National City Corp          COM             635405103                    400    SH       NON
Navios Maritime             COM             Y62196103     $202        16,500    SH       SOLE                      16,500
Oracle Corporation          COM             68389X105     $280        12,400    SH       SOLE                      12,400
Pepsico Incorporated        COM             713448108   $1,631     21,092.70    SH       SOLE                      21,493
Pepsico Incorporated        COM             713448108                 400.00    SH       NON
Pfizer Incorporated         COM             717081103   $1,099        46,245    SH       SOL                       48,175
Pfizer Incorporated         COM             717081103                                                                            175
Pfizer Incorporated         COM             717081103                  2,105    SH       NON
Procter & Gamble Co         COM             742718109   $3,888        52,357    SH       SOLE                      52,954
Procter & Gamble Co         COM             742718109                    597    SH       NON
Reynolds American Inc       COM             761713106     $210         3,184    SH       SOLE                       3,184
Schering Plough Corp        COM             806605101     $332        12,450    SH       SOLE                      12,450
Schlumberger Ltd            COM             806857108     $207         2,100    SH       SOLE                       2,100
Sun Microsystems Inc New    COM NEW         866810203     $283        15,112    SH       SOLE                      15,612
Sun Microsystems Inc New    COM NEW         866810203                    500    SH       NON
Teva Pharm Inds Ltd Adrf    ADR             881624209     $579        12,450    SH       SOLE                      12,450
Textron Incorporated        COM             883203101     $538         7,550    SH       SOLE                       7,550
The Southern Company        COM             842587107     $234         5,750    SH       SOLE                       5,750
The Southern Company        COM             842587107                                                                            300
The Southern Company        COM             842587107                    300    SH       NON
Verizon Communications      COM             92343V104     $348      7,958.11    SH       SOLE                       7,958
Vodafone Group PLC          SPONS ADR NEW   92857W209     $329         8,817    SH       SOLE                       8,817
Wal-Mart Stores Inc         COM             931142103     $580        12,200    SH       SOLE                      12,200
Washington Mutual Inc       COM             939322103     $452        32,710    SH       SOLE                      33,210
Washington Mutual Inc       COM             939322103                    500    SH       NON
Wells Fargo & Co New        COM             949746101     $575        19,050    SH       SOLE                      19,050
Wrigley Wm JR Co            COM             982526105   $1,525        26,046    SH       SOLE                      26,046
Yum Brands Inc.             COM             988498101     $848        22,160    SH       SOLE                      22,160

                                                       $88,119  2,003,214.12                                 1,913,789.12  89,425.00